Note G - Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Interest Bearing Deposits [Table Text Block ]
	2019	2018
NOW accounts	$158,434	$155,166
Savings and Money Market	230,672	237,868
Time:
In denominations of $250,000 or less	175,334	178,736
In denominations of more than $250,000	34,424	37,113
Total time deposits	209,758	215,849
Total interest-bearing deposits	$598,864	$608,883

Maturities of Time Deposits [Table Text Block]
2020	$116,666
2021	58,585
2022	22,833
2023	9,077
2024	1,978
Thereafter	619
Total	$209,758